RELATED PARTY TRANSACTIONS (Details) - USD ($)			3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Jun. 18, 2018	May 18, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Sep. 30, 2018
Number of shares cancelled	20,000,000
Number of shares issued (in shares)	4,405,000	20,000,000					4,395,000
Shares sold per share (in dollars per shares)	$ 0.0001
Proceeds from issuance of common stock	$ 440						$ 440
Due to a related party			$ 2,635				2,635
Revenue			353,310				353,663
Cost of revenue			$ 271,272				271,329
Mark Palumba, CEO [Member] | EME, LLC [Member]
Revenue							163,980
Cost of revenue							$ 129,636